Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share [Abstract]
Schedule of loss per share
	Year ended December 31, 2022
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(87,537,224)	49,085,580	$(1.78)

	Year ended December 31, 2021
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(8,548,294)	29,685,079	$(0.29)

	Year ended December 31, 2020
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(5,920,853)	29,592,181	$(0.20)